Ivy Funds

Supplement dated August 4, 2014 to the

Ivy Funds Prospectus dated July 31, 2014

The following replaces the “Portfolio Manager” section for Ivy Dividend Opportunities Fund on page 12:

Portfolio Manager

Christopher J. Parker, Vice President of IICO, has managed the Fund since August 2014.

The following replaces the “Portfolio Manager” section for Ivy Small Cap Value Fund on page 35:

Portfolio Manager

Kenneth G. Gau, Vice President of IICO, has managed the Fund since August 2014.

The following replaces the “Portfolio Manager” section for Ivy Tax-Managed Equity Fund on page 40:

Portfolio Manager

Bradley M. Klapmeyer, Vice President of IICO, has managed the Fund since August 2014.

The following replaces the “Portfolio Manager” section for Ivy Limited-Term Bond Fund on page 67:

Portfolio Managers

Mark Otterstrom, Senior Vice President of IICO, has managed the Fund since August 2008, and Susan Regan, Vice President of IICO, has managed the Fund since August 2014.

The following replaces the “Portfolio Managers” section for Ivy Global Equity Income Fund on page 96:

Portfolio Manager

Robert E. Nightingale, Vice President of IICO, has managed the Fund since its inception in June 2012.

The following replaces the “Portfolio Managers” section for Ivy Global Income Allocation Fund on page 102:

Portfolio Manager

W. Jeffery Surles, Vice President of IICO, has managed the Fund since June 2012.

The following replaces the “Portfolio Manager” section for Ivy International Growth Fund on page 112:

Portfolio Manager

Sarah C. Ross, Vice President of IICO, has managed the Fund since August 2014.

The following replaces the “Portfolio Manager” section for Ivy Asset Strategy Fund on page 124:

Portfolio Managers

Michael L. Avery, Executive Vice President of IICO, has managed the Fund since January 1997, and Chace Brundige, Senior Vice President of IICO, and Cynthia P. Prince-Fox, Senior Vice President of IICO, have managed the Fund since August 2014.

The following replaces the “Portfolio Manager” section for Ivy Balanced Fund on page 129:

Portfolio Manager

Matthew A. Hekman, Vice President of IICO, has managed the Fund since August 2014.

The following replaces the “The Management of the Funds — Portfolio Management” section for Ivy Asset Strategy Fund on pages 210-211:

Ivy Asset Strategy Fund: Michael L. Avery, F. Chace Brundige and Cynthia P. Prince-Fox are primarily responsible for the day-to-day management of Ivy Asset Strategy Fund. Mr. Avery has held his Fund responsibilities since January 1997. He is Executive Vice President of IICO and Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which IICO or WRIMCO serves as investment manager. Mr. Avery has served as President of Waddell & Reed Financial, Inc. (WDR) since January 2010. He formerly served as Chief Investment Officer (CIO) of WDR from June 2005 until February 2011 and formerly served as CIO of IICO and WRIMCO from June 2005 until August 2010. Mr. Avery has also served as portfolio manager for investment companies managed by WRIMCO since February 1994, and has been an employee of such since June 1981. He held the position of Director of Equity Research for IICO and for WRIMCO and its predecessor from August 1987 through June 2005. Mr. Avery earned a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis in Finance from Saint Louis University.

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Mr. Brundige has held his Fund responsibilities for Ivy Asset Strategy Fund since August 2014. In 2003, he joined WRIMCO as an assistant portfolio manager for the Large Cap Growth equity team, and became a portfolio manager in February 2006. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. Mr. Brundige holds a BS degree in Finance from Kansas State University, and has earned an MBA with an emphasis in Finance and Accounting from the University of Chicago Graduate School of Business. Mr. Brundige is a Chartered Financial Analyst.

Ms. Prince-Fox has held her Fund responsibilities for Ivy Asset Strategy Fund since August 2014. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. In addition, Ms. Prince-Fox served as CIO of Austin, Calvert & Flavin, Inc., a former affiliate of WRIMCO, from November 2004 to July 2009 and, previously, as Co-CIO for Austin, Calvert & Flavin, Inc. from February 2002 to November 2004. She has also served as portfolio manager for investment companies managed by WRIMCO since January 1993. Ms. Prince-Fox earned a BBA degree in Finance from St. Mary’s University at San Antonio, Texas, and has earned an MBA with an emphasis in Finance from Rockhurst College.

The following replaces the “The Management of the Funds — Portfolio Management” section for Ivy Managed International Opportunities Fund on pages 210-211:

Ivy Managed International Opportunities Fund: Michael L. Avery is primarily responsible for the day-to-day management of Ivy Managed International Opportunities Fund. He has held his Fund responsibilities for Ivy Managed International Opportunities Fund since the inception of the Fund in April 2007. He is also a portfolio manager for Ivy Asset Strategy Fund, and his biographical information is listed in the disclosure for Ivy Asset Strategy Fund.

The following replaces the “The Management of the Funds — Portfolio Management” section for Ivy Balanced Fund on page 211:

Ivy Balanced Fund: Matthew A. Hekman is primarily responsible for the day-to-day management of Ivy Balanced Fund and has held his Fund responsibilities since August 2014. Mr. Hekman is Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. He joined Waddell & Reed in June 2003 as a performance analyst and joined the large-cap value team as assistant portfolio manager in September 2011. Mr. Hekman graduated from Dordt College in 1998 with a BA in Business Administration and earned an MBA with an emphasis in Finance from the University of Kansas in 2003. He is a member of the CFA Institute.

The following replaces the “The Management of the Funds — Portfolio Management” section for Ivy Dividend Opportunities Fund on page 211:

Ivy Dividend Opportunities Fund: Christopher J. Parker is primarily responsible for the day-to-day management of Ivy Dividend Opportunities Fund, and has held his Fund responsibilities since August 2014. Mr. Parker is Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. He joined Waddell & Reed in January 2008 as an investment analyst and has served as portfolio manager for investment companies managed by WRIMCO and IICO since September 2011. He earned a BS degree in Finance from Boston College and an MBA with concentrations in Finance and Management/Strategy from Northwestern University, Kellogg Graduate School of Management. Mr. Parker is a Chartered Financial Analyst.

The following replaces the “The Management of the Funds — Portfolio Management” section for Ivy Global Equity Income Fund on page 212:

Ivy Global Equity Income Fund: Robert E. Nightingale is primarily responsible for the day-to-day management of Ivy Global Equity Income Fund and has held his Fund responsibilities since the Fund’s inception in June 2012. Mr. Nightingale is Vice President of IICO. He is also the portfolio manager for Ivy European Opportunities Fund, and his biographical information is listed in the disclosure for Ivy European Opportunities Fund.

The following replaces the “The Management of the Funds — Portfolio Management” section for Ivy Global Income Allocation Fund on page 212:

Ivy Global Income Allocation Fund: W. Jeffery Surles is primarily responsible for the day-to-day management of Ivy Global Income Allocation Fund. Mr. Surles has held his Fund responsibilities since June 2012. He is Vice President of IICO. He joined WRIMCO in 2007 initially serving as an investment analyst. Mr. Surles earned a BS degree from Vanderbilt University, and an MBA from the University of Wisconsin. He is a Chartered Financial Analyst.

The following replaces the “The Management of the Funds — Portfolio Management” section for Ivy International Core Equity Fund on page 213:

Ivy International Core Equity Fund: John C. Maxwell is primarily responsible for the day-to-day management of Ivy International Core Equity Fund. He has held his Fund responsibilities for Ivy International Core Equity Fund since February 2006. Mr. Maxwell is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of and portfolio manager for another investment company for which WRIMCO serves as investment manager. He joined WRIMCO in 1998, initially serving as an investment analyst and has served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003. In 2004, Mr. Maxwell began assisting the international group of IICO as an investment analyst. Mr. Maxwell earned a BS degree from the University of Kentucky, and an MBA from the Johnson Graduate School of Management, Cornell University. He is a Chartered Financial Analyst.

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The following replaces the “The Management of the Funds — Portfolio Management” section for Ivy International Growth Fund on page 213:

Ivy International Growth Fund: Sarah C. Ross is primarily responsible for the day-to-day management of Ivy International Growth Fund, and has held her Fund responsibilities since August 2014. Ms. Ross is Vice President of IICO and WRIMCO, Vice President of the Trust and portfolio manager of other investment companies for which WRIMCO serves as investment manager. She joined WRIMCO in October 2003 as an investment analyst, with industry responsibilities concentrated in biotechnology, healthcare equipment and supplies, pharmaceuticals, and life sciences tools and services. Ms. Ross became an assistant portfolio manager with the large cap growth equity team in February 2006. She holds a BS degree in Business Administration and a BA degree in French from John M. Olin School of Business, Washington University, St. Louis, Missouri, and also studied Global Finance, French Society, International Marketing and Corporate Law at Ecole Europeene Des Affaires A Paris, Paris, France. Ms. Ross is a Chartered Financial Analyst, a member of the CFA Institute and a member of the St. Louis Society of Financial Analysts.

The following replaces the “The Management of the Funds — Portfolio Management” section for Ivy Limited-Term Bond Fund on page 213:

Ivy Limited-Term Bond Fund: Mark Otterstrom and Susan Regan are primarily responsible for the day-to-day management of Ivy Limited-Term Bond Fund. Mr. Otterstrom has held his responsibilities for Ivy Limited-Term Bond Fund since August 2008. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. He has served as portfolio manager for investment companies managed by WRIMCO since June 2000 and has been an employee of such since May 1987. Mr. Otterstrom earned a BS in Finance from the University of Tulsa, and an MBA in Finance from the University of Missouri at Kansas City. He is a Chartered Financial Analyst.

Ms. Regan has held her responsibilities for Ivy Limited-Term Bond Fund since August 2014. She is Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO serves as investment manager. Ms. Regan joined Waddell & Reed in November 2007 as a fixed-income investment analyst and trader. She was appointed assistant vice president and assistant portfolio manager in January 2010. She earned a BA in Economics in May 1984 and an MA in Economics in December 1985 from the University of Missouri-Columbia.

The following replaces the “The Management of the Funds — Portfolio Management” section for Ivy Small Cap Value Fund on page 214:

Ivy Small Cap Value Fund: Kenneth G. Gau is primarily responsible for the day-to-day management of Ivy Small Cap Value Fund and has held his Fund responsibilities since August 2014. Mr. Gau is Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for another investment company for which WRIMCO serves as investment manager. He joined Waddell & Reed in June 2000 as an investment analyst and joined the small-cap growth team as an assistant portfolio manager in March 2006. Mr. Gau graduated from The Pennsylvania State University Smeal College of Business Administration in May 1994 with a BS in Finance and earned an MBA from Cornell University Johnson Graduate School of Management in May 2000.

The following replaces the “The Management of the Funds — Portfolio Management” section for Ivy Tax-Managed Equity Fund on page 214:

Ivy Tax-Managed Equity Fund: Bradley M. Klapmeyer is primarily responsible for the day-to-day management of Ivy Tax-Managed Equity Fund, and has held his Fund responsibilities since August 2014. Mr. Klapmeyer is Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for another investment company for which WRIMCO serves as investment manager. He joined Waddell & Reed in June 2007 as an investment analyst and was appointed assistant portfolio manager on the large-cap growth team in September 2011. Mr. Klapmeyer graduated from Truman State University in 1999 with a BS in Finance and a minor in Economics and is a CFA charterholder.

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